Lease (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Finance lease:
Amortization of assets, included in depreciation and amortization expense	$ 608,743	$ 674,040
Interest on lease liabilities, included in interest expense	124,300	174,322
Operating lease:
Amortization of assets, included in total operating expense	57,709	69,428
Interest on lease liabilities, included in total operating expense	16,106	24,168
Total net lease cost	$ 806,858	$ 941,958